STOCK OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the Company’s stock options as of December 31, 2022, and changes during the two years then ended is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)	Aggregate Intrinsic Value

Outstanding as of December 31, 2020	210,177,778	$0.018
Granted	524,000,000	$0.009
Exercised	-	$-
Forfeited or expired	-	$-

Outstanding as of December 31, 2021	734,177,778	$0.0012
Granted	120,000,000	$0.0081
Exercised	-	$-
Forfeited or expired	-	$-

Outstanding as of December 31, 2022	854,177,778	$0.011	7.35	$302,400

Exercisable as of December 31, 2022	379,538,904	$0.013	6.42	$109,200

SCHEDULE OF DERIVATIVE LIABILITY

The significant assumptions used in the valuation of the derivative liabilities as of June 30, 2023 are as follows:

Expected life	0.50 – 2.51 years
Risk free interest rates	4.49% - 5.47%
Expected volatility	192% - 253%

The significant assumptions used in the valuation of the derivative liabilities recorded upon issuance of the February 2022 non-qualified stock options are as follows:

Expected life	4.31 to 5.77 years
Risk free interest rates	2.41% - 2.42%
Expected volatility	287.2% – 313.6%

SCHEDULE OF STOCK OPTION AND WARRANTS

A summary of the Company’s stock options and warrants as of June 30, 2023, and changes during the three months then ended is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)	Aggregate Intrinsic Value

Outstanding at December 31, 2022	854,177,778	$0.011	7.35
Granted	684,000,000	$0.001
Exercised	-	$-
Forfeited or expired	(634,000,000)	$0.009

Outstanding as of June 30, 2023	904,177,778	$0.004	7.01	$342,000

Exercisable as of June 30, 2023	851,538,893	$0.004	7.04	$339,708